Vanguard Inflation-Protected Securities Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Inflation-Protected Securities Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing mainly in investment-grade, inflation-indexed bonds. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. At a minimum, all bonds purchased by the Fund are rated investment-grade by an independent bond rating agency or, if unrated, are determined by the Fund’s advisor to be of comparable quality. The Fund may invest in bonds of any maturity but generally expects to maintain a dollar-weighted average maturity in the range of 7 to 20 years.The Fund invests primarily in U.S. Treasury inflation-protected securities (commonly known as “TIPS”), which are a type of inflation-indexed security. Inflation-indexed securities provide interest and principal payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. The periodic adjustment of TIPS is tied to the Consumer Price Index.The Fund may invest in derivatives such as fixed income futures contracts, fixed income options (including options on swaps), interest rate swaps, total return swaps, credit default swaps, or other derivatives.